UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ]is a restatement.
				   [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Garrison Institutional Asset Management
Address:	Two Gateway Center
		603 Stanwix Street, Suite 2050
		Pittsburgh, PA 15222

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person signing this report on behalf of Reporting Manager:

Name:	John K. Thornburgh
Title:	President & CEO
Phone: 	412-209-2666
Signature, Place, and Date of signing:

	John K. Thornburgh	Pittsburgh, PA		July 23, 2003

Report Type (Check only one.);
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ] 	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	103

Form 13F Information Table Value Total:	$127,080

List of Other Included Managers:

 No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101     1232  9550.00 SH       SOLE                  9550.00
AOL Time Warner Inc            COM              00184A105      946 58800.00 SH       SOLE                 58800.00
Abbott Laboratories            COM              002824100     1490 34060.00 SH       SOLE                 34060.00
Allstate Corporation           COM              020002101     1100 30865.00 SH       SOLE                 30865.00
Altria Group Inc               COM              02209S103     1479 32540.00 SH       SOLE                 32540.00
American Express Co            COM              025816109     1149 27475.00 SH       SOLE                 27475.00
American Intl Group            COM              026874107     2422 43885.00 SH       SOLE                 43885.00
Amgen Inc                      COM              031162100     1838 27870.00 SH       SOLE                 27870.00
Anheuser Busch Cos             COM              035229103     1302 25510.00 SH       SOLE                 25510.00
Applied Materials              COM              038222105      915 57740.00 SH       SOLE                 57740.00
Automatic Data Proc            COM              053015103      824 24350.00 SH       SOLE                 24350.00
Banc One Corporation           COM              06423A103      933 25105.00 SH       SOLE                 25105.00
Bank of America Corp           COM              060505104     2243 28386.00 SH       SOLE                 28386.00
Becton Dickinson Inc           COM              075887109      347  8930.00 SH       SOLE                  8930.00
BellSouth Corp                 COM              079860102     1198 44975.00 SH       SOLE                 44975.00
Boeing Company                 COM              097023105      940 27394.00 SH       SOLE                 27394.00
Bristol Myers Squibb           COM              110122108      878 32345.00 SH       SOLE                 32345.00
Cardinal Health                COM              14149Y108     1309 20365.00 SH       SOLE                 20365.00
ChevronTexaco Corp             COM              166764100     1175 16275.00 SH       SOLE                 16275.00
Cisco Systems Inc              COM              17275R102     2311 137640.00SH       SOLE                137640.00
Citigroup Inc                  COM              172967101     3733 87213.00 SH       SOLE                 87213.00
Clear Channel Communications   COM              184502102      956 22560.00 SH       SOLE                 22560.00
Coca-Cola Company              COM              191216100     2016 43430.00 SH       SOLE                 43430.00
Comcast Corp-CL A              COM              20030N101      983 32555.00 SH       SOLE                 32555.00
Computer Sciences              COM              205363104      553 14510.00 SH       SOLE                 14510.00
Conagra Incorporated           COM              205887102      219  9270.00 SH       SOLE                  9270.00
ConocoPhillips                 COM              20825C104      937 17105.00 SH       SOLE                 17105.00
DTE Energy Company             COM              233331107      614 15895.00 SH       SOLE                 15895.00
Dell Computer Corp             COM              247025109     1534 48180.00 SH       SOLE                 48180.00
Devon Energy Corp              COM              25179M103      609 11400.00 SH       SOLE                 11400.00
Disney (Walt) Co.              COM              254687106     1365 69095.00 SH       SOLE                 69095.00
Dominion Res Inc/VA            COM              25746U109      763 11870.00 SH       SOLE                 11870.00
Dow Chemical Co                COM              260543103      716 23130.00 SH       SOLE                 23130.00
Duke Energy Corp               COM              264399106      840 42125.00 SH       SOLE                 42125.00
Dupont E I DeNemours           COM              263534109     1056 25370.00 SH       SOLE                 25370.00
Emerson Electric Co            COM              291011104      828 16205.00 SH       SOLE                 16205.00
Equity Office Prop             COM              294741103     1161 42970.00 SH       SOLE                 42970.00
Exxon Mobil Corp.              COM              30231G102     3534 98404.99 SH       SOLE                 98404.99
Fedex Corp                     COM              31428X106      758 12215.00 SH       SOLE                 12215.00
Fedl Home Loan Mtg             COM              313400301      512 10075.00 SH       SOLE                 10075.00
Fedl Natl Mtg Assn             COM              313586109     1157 17160.00 SH       SOLE                 17160.00
First Data Corp                COM              319963104     1048 25290.00 SH       SOLE                 25290.00
Fleetboston Financial          COM              339030108      593 19955.00 SH       SOLE                 19955.00
Gannett Co Inc Del             COM              364730101      740  9640.00 SH       SOLE                  9640.00
General Electric Co            COM              369604103     4003 139580.00SH       SOLE                139580.00
General Mills Inc              COM              370334104      702 14800.00 SH       SOLE                 14800.00
General Motors Corp            COM              370442105      404 11210.00 SH       SOLE                 11210.00
Gillette Company               COM              375766102      799 25080.00 SH       SOLE                 25080.00
Goldman Sachs Group            COM              38141G104      730  8720.00 SH       SOLE                  8720.00
Harley-Davidson Inc.           COM              412822108      703 17630.00 SH       SOLE                 17630.00
Hewlett-Packard Co             COM              428236103     1072 50335.00 SH       SOLE                 50335.00
Home Depot Inc                 COM              437076102     1513 45685.00 SH       SOLE                 45685.00
Honeywell Intl Inc             COM              438516106      680 25330.00 SH       SOLE                 25330.00
Illinois Tool Works            COM              452308109     1346 20440.00 SH       SOLE                 20440.00
Int'l Business Mach            COM              459200101     2614 31685.00 SH       SOLE                 31685.00
Int'l Paper Company            COM              460146103      841 23530.00 SH       SOLE                 23530.00
Intel Corporation              COM              458140100     2625 126155.00SH       SOLE                126155.00
Intuit Inc                     COM              461202103      438  9830.00 SH       SOLE                  9830.00
JP Morgan Chase & Co           COM              46625H100     1583 46310.00 SH       SOLE                 46310.00
Johnson & Johnson              COM              478160104     2635 50970.00 SH       SOLE                 50970.00
Johnson Controls Inc           COM              478366107      522  6095.00 SH       SOLE                  6095.00
Kimberly-Clark Corp            COM              494368103      673 12915.00 SH       SOLE                 12915.00
Kohl's Corporation             COM              500255104      889 17310.00 SH       SOLE                 17310.00
Lilly (Eli) & Co               COM              532457108     1339 19420.00 SH       SOLE                 19420.00
Lockheed Martin Corp           COM              539830109      593 12470.00 SH       SOLE                 12470.00
Lowe's Companies               COM              548661107      601 14000.00 SH       SOLE                 14000.00
MBNA Corporation               COM              55262L100      922 44240.00 SH       SOLE                 44240.00
Maxim Integrated Products      COM              57772K101      752 22040.00 SH       SOLE                 22040.00
McDonald's Corp                COM              580135101      863 39119.00 SH       SOLE                 39119.00
Medtronic Inc                  COM              585055106     1479 30842.00 SH       SOLE                 30842.00
Merck & Company                COM              589331107     1881 31065.00 SH       SOLE                 31065.00
Merrill Lynch & Co             COM              590188108     1227 26290.00 SH       SOLE                 26290.00
Microsoft Corp                 COM              594918104     3815 148807.00SH       SOLE                148807.00
Motorola Inc                   COM              620076109       97 10260.00 SH       SOLE                 10260.00
National City Corp             COM              635405103      845 25830.00 SH       SOLE                 25830.00
Occidental Petroleum           COM              674599105      363 10830.00 SH       SOLE                 10830.00
Oracle Systems Corp            COM              68389X105     1115 92800.00 SH       SOLE                 92800.00
Paychex Inc                    COM              704326107      293  9980.00 SH       SOLE                  9980.00
PepsiCo Incorporated           COM              713448108     1102 24760.00 SH       SOLE                 24760.00
Pfizer Incorporated            COM              717081103     3588 105075.00SH       SOLE                105075.00
Procter & Gamble Co            COM              742718109     2126 23835.00 SH       SOLE                 23835.00
Progress Energy Inc            COM              743263105      699 15920.00 SH       SOLE                 15920.00
Prudential Financial Inc.      COM              744320102     1005 29865.00 SH       SOLE                 29865.00
Qualcomm Inc                   COM              747525103      596 16570.00 SH       SOLE                 16570.00
S&P500 Deposit Rcpt            COM              78462F103      676  6920.00 SH       SOLE                  6920.00
SBC Communications             COM              78387G103     1324 51805.00 SH       SOLE                 51805.00
Schlumberger Ltd               COM              806857108      832 17500.00 SH       SOLE                 17500.00
State Street Corp              COM              857477103      776 19685.00 SH       SOLE                 19685.00
Sysco Corporation              COM              871829107      980 32635.00 SH       SOLE                 32635.00
Target Corp                    COM              87612E106     1066 28170.00 SH       SOLE                 28170.00
Texas Instruments              COM              882508104      971 55195.00 SH       SOLE                 55195.00
US Bancorp                     COM              902973304     1343 54835.00 SH       SOLE                 54835.00
United Parcel Service - CL B   COM              911312106     1502 23580.00 SH       SOLE                 23580.00
United Technologies            COM              913017109     1186 16740.00 SH       SOLE                 16740.00
Unocal Corporation             COM              915289102      804 28020.00 SH       SOLE                 28020.00
Verizon Comm                   COM              92343V104     1627 41237.00 SH       SOLE                 41237.00
Viacom Inc CL B                COM              925524308     1531 35065.00 SH       SOLE                 35065.00
Wachovia Corp                  COM              929903102     1201 30055.00 SH       SOLE                 30055.00
Wal-Mart Stores Inc            COM              931142103     3293 61360.00 SH       SOLE                 61360.00
Walgreen Company               COM              931422109      825 27405.00 SH       SOLE                 27405.00
Wash Mutual Sav Bank           COM              939322103      999 24200.00 SH       SOLE                 24200.00
Wells Fargo & Co               COM              949746101     1530 30365.00 SH       SOLE                 30365.00
Wyeth                          COM              983024100     1283 28175.00 SH       SOLE                 28175.00